Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2022
Significant accounting policies
Basis of preparation

2.1Basis of preparation

The financial statements for the three and nine months ended September 30, 2022, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB).

The financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full annual financial statements. It should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2021, which have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of September 30, 2022, and its results of operations for the three and nine months ended September 30, 2022, and 2021, cash flows for the three and nine months ended September 30, 2022, and 2021, and statement of changes in equity for the nine months ended September 30, 2022 and 2021. The condensed consolidated statement of financial position as at December 31, 2021, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

Approval	2.2Approval These condensed consolidated interim financial statements were authorized and approved for issue on November 14, 2022.
Income tax	2.3Income tax Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
Changes in accounting policies and disclosures

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

A number of new or amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these standards.

Segment reporting

2.5Segment reporting

Operating segments are components of IHS’ business activities about which separate financial statements are available and reported internally to the chief operating decision maker. The Group’s Executive Committee has been identified as the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.

The Group’s Executive Committee currently consists of the Chief Executive Officer (“CEO”), the Chief Operating Officer (“COO”), the Chief Financial Officer (“CFO”), the General Counsel, the outgoing Deputy CFO, the IHS Nigeria CEO, the Chief Strategy Officer, the Chief Human Resource Officer and the Senior Vice President of Communications.

Where operating segments share similar characteristics, they have been aggregated into reportable segments, of which the Group has identified four: Nigeria, Sub Saharan Africa (“SSA”), Middle East and North Africa (“MENA”) and Latin America (“Latam”).